Lease Liabilities - Schedule of Carring Amount and Movements of Lease Liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	$ 6,244,222	$ 5,245,442
New leases	2,318,935	1,422,168
Interest expense	1,072,774	762,872	$ 507,875
Reclassifications	87,466
Write-offs	(13,430)
Principal and interest payments	(1,544,477)	(1,186,260)
Ending balance	8,165,490	6,244,222	5,245,442
Buildings
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	6,031,621	5,092,225
New leases	2,194,687	1,282,448
Interest expense	1,025,855	728,878
Reclassifications	87,466
Write-offs	(10,275)
Principal and interest payments	(1,389,412)	(1,071,930)
Ending balance	7,939,942	6,031,621	5,092,225
Transportation Equipment
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	89,459	47,234
New leases	93,833	63,778
Interest expense	23,504	9,689
Write-offs	(3,155)
Principal and interest payments	(60,152)	(31,242)
Ending balance	143,489	89,459	47,234
Store Equipment
Disclosure Of Quantitative Information About Leases For Lessee [Line Items]
Beginning balance	123,142	105,983
New leases	30,415	75,942
Interest expense	23,415	24,305
Principal and interest payments	(94,913)	(83,088)
Ending balance	$ 82,059	$ 123,142	$ 105,983